Investments - Schedule of Fair Value of Investments of the Master Trust (Details) - EBP 162 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net appreciation in fair value	$ 26,262,594	$ 31,970,670
Master Trust Balances
EBP, Master Trust [Line Items]
Interest and dividend income	63,974,495	103,452,118
Net appreciation in fair value	912,996,074	1,469,220,361
Total	$ 976,970,569	$ 1,572,672,479